Note 16 - Regulatory Capital (Details) - Capital Ratios (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
To Be Well Capitalized	10.00%	10.00%
To Be Well Capitalized	6.00%	6.00%
To Be Well Capitalized	5.00%	5.00%
Middlefield Banc Corp. [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual	70,693	64,220
Actual	14.64%	14.06%
For Capital Adequacy Purposes	38,642	36,541
For Capital Adequacy Purposes	8.00%	8.00%
To Be Well Capitalized	48,302	45,676
To Be Well Capitalized	10.00%	10.00%
Actual	64,645	58,494
Actual	13.38%	12.81%
For Capital Adequacy Purposes	19,321	18,270
For Capital Adequacy Purposes	4.00%	4.00%
To Be Well Capitalized	28,981	27,406
To Be Well Capitalized	6.00%	6.00%
Actual	64,645	58,494
Actual	9.60%	8.97%
For Capital Adequacy Purposes	26,945	26,093
For Capital Adequacy Purposes	4.00%	4.00%
To Be Well Capitalized	33,682	32,617
To Be Well Capitalized	5.00%	5.00%
Middlefield Banking Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual	68,325	53,194
Actual	14.19%	13.77%
For Capital Adequacy Purposes	38,507	30,906
For Capital Adequacy Purposes	8.00%	8.00%
To Be Well Capitalized	48,134	38,632
To Be Well Capitalized	10.00%	10.00%
Actual	62,315	48,364
Actual	12.95%	12.52%
For Capital Adequacy Purposes	19,253	15,453
For Capital Adequacy Purposes	4.00%	4.00%
To Be Well Capitalized	28,880	23,179
To Be Well Capitalized	6.00%	6.00%
Actual	62,315	48,364
Actual	9.25%	8.51%
For Capital Adequacy Purposes	26,945	22,735
For Capital Adequacy Purposes	4.00%	4.00%
To Be Well Capitalized	33,682	28,419
To Be Well Capitalized	5.00%	5.00%
Emerald Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual		9,482
Actual		13.76%
For Capital Adequacy Purposes		5,514
For Capital Adequacy Purposes		8.00%
To Be Well Capitalized		6,893
To Be Well Capitalized		10.00%
Actual		8,605
Actual		12.48%
For Capital Adequacy Purposes		2,757
For Capital Adequacy Purposes		4.00%
To Be Well Capitalized		4,136
To Be Well Capitalized		6.00%
Actual		8,605
Actual		10.92%
For Capital Adequacy Purposes		3,152
For Capital Adequacy Purposes		4.00%
To Be Well Capitalized		3,940
To Be Well Capitalized		5.00%